Restatement of Previously Issued Carve-out Consolidated Financial Statements (Details) - USD ($)		3 Months Ended				9 Months Ended				10 Months Ended	12 Months Ended
		Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Total operating expenses		$ 5,313,000		$ 2,025,000		$ 12,321,000		$ 7,898,000
Income from operations		733,000	$ (1,597,474)	293,000	$ (1,444,411)	2,996,000	$ (5,344,586)	1,444,000	$ (2,101,731)
Net (loss) income			$ (1,521,855)		$ (348,075)		$ (1,020,930)		$ 9,626,072	$ (2,633,699)	$ 9,759,713
Less: Net income attributable to NCI*		$ (44,000)		$ (45,000)		$ 137,000		125,000
Previously Reported [Member]
Selling, administrative and general expenses								8,202,000
Total operating expenses								8,202,000
Income from operations								1,140,000
Income before income taxes								1,667,000
Net (loss) income								517,000
Less: Net income attributable to NCI*	[1]							69,000
Net income attributable to controlling interest								448,000
Revision of Prior Period, Adjustment [Member]
Selling, administrative and general expenses								(304,000)
Total operating expenses								(304,000)
Income from operations								304,000
Income before income taxes								304,000
Net (loss) income								304,000
Less: Net income attributable to NCI*	[1]							56,000
Net income attributable to controlling interest								248,000
As Restated [Member]
Selling, administrative and general expenses								7,898,000
Total operating expenses								7,898,000
Income from operations								1,444,000
Income before income taxes								1,971,000
Net (loss) income								821,000
Less: Net income attributable to NCI*	[1]							125,000
Net income attributable to controlling interest								$ 696,000

[1]	The change in net income attributable to noncontrolling interest comprises of two impacts i.e., consequential impact on account of the change in accounting for transaction costs as set out above and change in the percentage attributable to noncontrolling interest based on the note discussed below.